RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									3 Months Ended	12 Months Ended
	Sep. 01, 2025	Jan. 21, 2025	Jan. 17, 2025	Jan. 10, 2025	Jan. 01, 2025	Dec. 19, 2024	Dec. 01, 2024	Oct. 08, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Share price										$ 10.00
Shares issued price per share										$ 10.00
Fair value of granted shares										$ 6,900,000
Consulting and advisory services										2,450,000	$ 450,000
Services shares									$ 25,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 15,000
Secretarial and administrative services amount	$ 25,000
Administrative service fees										327,097
Consulting and advisory services										42,068
Services shares										212,258
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party									76,790		76,790
Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowed amount									$ 76,790		$ 76,790
Repayment of debt		$ 109,994
Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued						130,000
Shares issued price per share						$ 0.004
Management [Member]
Related Party Transaction [Line Items]
Number of shares issued						1,130,000
Shares issued price per share						$ 0.99
Fair value of granted shares						$ 1,118,700
Chief Financial Officer [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 10,000							11,000
Annual bonus										25,000
Chief Financial Officer [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Incurred expense										114,839
Vice President [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees										16,500
Annual bonus										165,000
Maximum [Member]
Related Party Transaction [Line Items]
Working capital loans										2,500,000
IPO [Member]
Related Party Transaction [Line Items]
Share price		$ 0.083
Consulting and advisory services										600,000
IPO [Member] | Maximum [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt aggregate principal amount										$ 250,000
Founder [Member]
Related Party Transaction [Line Items]
Capital contribution								$ 25,000
Share price								$ 0.004
Number of shares issued				6,708,333				5,750,000
Fair value of granted shares								$ 25,000
Founder [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				875,000
Founder [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued		5,203,333		958,333
Subject to forfeiture, shares		375,000
Shares issued		500,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				125,000
Nicholas Geeza [Member]
Related Party Transaction [Line Items]
Number of shares issued					750,000		250,000
Shares issued price per share					$ 0.004		$ 0.004
Due to sponsor					$ 3,000	$ 520	$ 1,000